Leases (Tables)	12 Months Ended
Oct. 31, 2025
Leases [Abstract]
Schedule of ROU Office Space	The lease liability was discounted using the Company’s estimated incremental borrowing rate of 10%.
ROU office space

Balance, October 31, 2023	$-
Addition	181,779
Early termination of office lease	(88,562)
Accumulated depreciation	(39,023)
Exchange rate differences	(2,531)
Balance, October 31, 2024	$51,663
Accumulated depreciation	(38,415)
Exchange rate differences	4,154
Balance, October 31, 2025	$17,402

Schedule of Lease Liability
Lease liability

Balance, October 31, 2023	$-
Addition	181,779
Early termination of office lease	(88,905)
Lease payments	(42,587)
Interest expense	5,386
Exchange rate differences	(2,531)
Balance, October 31, 2024	$53,142
Lease payments	(42,543)
Interest expense	3,857
Exchange rate differences	4,344
Balance, October 31, 2025	$18,800

Schedule of Amounts Recognized in Profit or Loss	Amounts recognized in profit or loss
	Year ended	Year ended
	October 31,	October 31,
	2025	2024
Depreciation	$38,415	$39,023
Interest	3,857	5,386

	$42,272	$44,409